Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Funds Trust
Entity Central Index Key	0001005942
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Putnam Ultra Short MAC Series
Shareholder Report [Line Items]
Fund Name	Putnam Ultra Short MAC Series
Class Name	Putnam Ultra Short MAC Series
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Ultra Short MAC Series for the period August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Putnam Ultra Short MAC Series[1]	$0	0.00%
[1],[2]
Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Putnam Ultra Short MAC Series returned 6.43% at net asset value. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 5.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit, specifically issuer selection within the banking sector
↑	Short-maturity commercial paper that is used for liquidity purposes and as a source of returns
↑	Exposure to securitized sectors, primarily in asset-backed securities
There were no significant detractors to performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	Since Inception (5/25/2023)
Putnam Ultra Short MAC Series	6.43	6.34
Bloomberg U.S. Aggregate Index	5.10	4.59
ICE BofA U.S. Treasury Bill Index	5.48	5.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 27,738,639
Holdings Count | $ / shares	133	[3]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$27,738,639
Total Number of Portfolio Holdings*	133
Total Management Fee Paid	$0
Portfolio Turnover Rate	46%
[3]
Holdings [Text Block]		[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
*	Includes derivatives, if applicable.

[4]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and other unclassified assets in the portfolio and may show a negative market value percentage as a result of the timing of trade-date and settlement-date transactions. Holdings and allocations may vary over time.